Document and Entity Information	3 Months Ended
Mar. 31, 2018
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2018
Trading Symbol	G
Entity Registrant Name	GENPACT LTD
Entity Central Index Key	0001398659